Stockholders' Equity (Deficit) (Details Textual) (USD $)	3 Months Ended
Mar. 31, 2014
Stockholders Equity Deficit Details Textual
Common stock outstanding, shares	22,237,762
Stock-based compensation expense	$ 1,971